Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

The Company determines the fair values of its financial instruments based upon the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Below are the three levels of inputs that may be used to measure fair value:

  •
  Level 1 — Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  •
  Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table summarizes the financial instruments measured at fair value on a recurring basis in the accompanying condensed balance sheets as of March 31, 2014 and December 31, 2013 (in thousands):

	March 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Cash	$1,887	$—	$—	$1,887
Money market funds(1)	27,671	—	—	27,671
Stock asset(2)	—	—	1,220	1,220

	$29,558	$—	$1,220	$30,778

Liabilities
Warrant liability(2)	$—	$—	$4,550	$4,550

	$—	$—	$4,550	$4,550

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Cash	$2,710	$—	$—	$2,710
Money market funds(1)	9,593	—	—	9,593

	$12,303	$—	$—	$12,303

Liabilities
Warrant liability(2)	$—	$—	$1,945	$1,945
Stock liability(2)	—	—	5,328	5,328

	$—	$—	$7,273	$7,273

(1)
Fair value is based upon quoted market prices.

(2)
Fair value is determined using the probability-weighted expected return model ("PWERM"), as discussed below. Changes in the fair value of the Level 3 assets and liabilities are recorded as other (expense) income in the condensed statement of operations.

The stock asset represents the prepaid balance and the stock liability represents the accrued balance of the research and development expense related to the stock dividends to be issued to Nordic Bioscience Clinical Development VII A/S ("Nordic") in shares of Series A-6 (or in shares of common stock if the Company lists its common stock on a national exchange) for services rendered which is being recognized ratably over the estimated per patient treatment period under the three work statements executed with Nordic (the "Nordic Work Statements") (see note 7). The fair value of the stock asset and stock liability is based upon the fair value of the Series A-6 as determined using PWERM, which considers the value of the Company's various classes of preferred stock. The fair value of the Company's various classes of preferred stock is determined through an analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity. Accordingly, the valuation of the Company's stock asset and stock liability is determined using Level 3 inputs.

The warrant liability represents the liability for the warrants issued to the placement agent in connection with the Company's Series A-1 financing, to the investors in the Series B financing in April and May 2013 and the Series B-2 financing in February and March 2014, and to the lenders in connection with the Company's Loan and Security Agreement executed with Oxford Finance LLC and General Electric Capital Corporation in May 2011. The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company's common stock or preferred stock, historical volatility, the term of the warrant and risk free interest rates. The fair value of the Company's shares of common stock and preferred stock is estimated using PWERM, as described above. Accordingly, the valuation of the warrant liability is determined using Level 3 inputs.

As noted above, the Company's Level 3 fair value measurements related to its stock asset, stock liability, and warrant liability are based upon the fair value of the Company's common stock and preferred stock. The following table provides quantitative information about the fair value measurement of the Company's common stock and preferred stock, including significant unobservable inputs:

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	• Time until future exit event (years)	• 0.2 - 0.3
		• Probability of Abaloparatide coming to market	• 65% - 75%
		• Discount rate	• 20% - 40%
		• Long-term revenue growth rate(1)	• 2% - 117%
		• Long-term pre-tax operating margin(2)	• 13% - 79%
		• Discount for lack of marketability	• 6% - 33%
	Market Comparable Companies	• Revenue multiple(3)	• 3.6 - 8.4
(1)
Estimated long-term revenue growth rate has the above range and an average of approximately 27% over 16 revenue years.

(2)
Estimated long-term pretax operating margin has the above range after achieving positive pretax operating margin and an average of approximately 68% for 17 years.
(3)
Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company's preferred stock.

As of March 31, 2014, the stock asset and warrant liability have fair values of $1.2 million and $4.6 million, respectively. Changes in the significant unobservable inputs used in the fair value measurements of the Company's common stock and preferred stock in isolation would result in a significantly different fair value measurement of the stock asset, stock liability, and warrant liability. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pre-tax operating margin and estimated fair value measurement of the Company's common stock and preferred stock.

The following table provides a roll-forward of the fair value of the assets, where fair value is determined using Level 3 inputs (in thousands):

Balance at December 31, 2013	$—
Issuance of shares of Series A-6 — prepayment	1,220

Balance at March 31, 2014	$1,220

The following table provides a roll-forward of the fair value of the liabilities, where fair value is determined using Level 3 inputs (in thousands):

Balance at December 31, 2013	$7,273
Issuance of shares of Series A-6	(8,889)
Additions — accrued shares of Series A-6	2,717
Additions — warrants	1,216
Change in fair value	2,233

Balance at March 31, 2014	$4,550

Additions represent the value of the asset or liability for additional accrued shares of stock issuable to Nordic for services rendered in connection with the Company's Phase 3 Clinical Trial of Abaloparatide-SC (see note 7), as well as the value of any new warrants issued during the period. The issuance of shares of Series A-6 represent the release of the quarterly stock dividends of Series A-6 accrued under the Nordic Work Statements as of March 31, 2014 (see note 7).

The fair value of the Company's note payable is determined using current applicable rates for similar instruments as of the balance sheet date. The carrying value of the Company's note payable approximated its fair value as of March 31, 2014, as the Company's interest rate is near current market rates. The fair value of the Company's notes payable was determined using Level 3 inputs.

11. Fair Value Measurements

The following tables summarize the financial assets and liabilities measured at fair value on a recurring basis in the accompanying balance sheets as of December 31, 2013 and 2012 (in thousands):

	As of December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Cash	$2,710	$—	$—	$2,710
Money market funds(1)	9,593	—	—	9,593

	$12,303	$—	$—	$12,303

Liabilities
Warrant liability(2)	$—	$—	$1,945	$1,945
Stock Liability(2)			$5,328	$5,328

	$—	$—	$7,273	$7,273

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Cash	$1,134	$—	$—	$1,134
Money market funds(1)	16,020	—	—	16,020
Domestic corporate commercial paper(3)	—	1,499	—	1,499
Marketable Securities:
Domestic corporate commercial paper(3)	—	4,000	—	4,000
Stock asset(2)	—	—	407	407

	$17,154	$5,499	$407	$23,060

Liabilities
Warrant liability(2)	$—	$—	$830	$830
Other liability(2)	—	—	24,387	24,387
Stock liability(2)			245	245

	$—	$—	$25,462	$25,462

(1)
Fair value is based upon quoted market prices.

(2)
Fair value is determined using the probability-weighted expected return model ("PWERM"), as discussed below. Changes in the fair value of the Level 3 assets and liabilities are recorded as other (expense) income in the statement of operations.

(3)
Fair value is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources, including market participants, dealers and brokers.

The stock asset represents the prepaid balance of the research and development expense related to the stock dividends to be issued to Nordic Bioscience Clinical Development VII A/S ("Nordic") in shares of Series A-6 (or in shares of common stock if the Company lists its common stock on a national exchange) which is being recognized ratably over the estimated per patient treatment period under the three work statements executed with Nordic (the "Nordic Work Statements") (see note 13). The stock liability represents the accrued balance of the research and development expense related to the stock dividends to be issued to Nordic in shares of Series A-6 (or in shares of common stock if the Company lists its common stock on a national exchange) which is being recognized ratably over the estimated per patient treatment period under the Nordic Work Statements.

The fair values of the stock asset and stock liability are based upon the fair value of the Series A-6 as determined using PWERM, which considers the value of the Company's various classes of preferred stock. The fair value of the Company's various classes of preferred stock is determined through an analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity. Accordingly, the valuation of the Company's stock asset and stock liability is determined using Level 3 inputs.

The warrant liability represents the liability for the warrants issued to the placement agent in connection with the Company's Series A-1 financing, to the investors in the New Series B financing in April and May 2013, and to the lenders in connection with the Company's Loan and Security Agreement executed with Oxford Finance LLC and General Electric Capital Corporation in May 2011. The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company's common stock or preferred stock, historical volatility, the term of the warrant and risk free interest rates. The fair value of the Company's shares of common stock and preferred stock is estimated using PWERM, as described above. Accordingly, the valuation of the warrant liability is determined using Level 3 inputs.

The other liability represents the liability to issue shares of Series A-6 for services rendered in connection with the Nordic Work Statements. The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company's Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. Accordingly, the valuation of the other liability is determined using Level 3 inputs.

As noted above, the Company's Level 3 fair value measurements related to its stock asset, stock liability, warrant liability and other liability are based upon the fair value of the Company's common stock and preferred stock. The following table provides quantitative information about the fair value measurement of the Company's common stock and preferred stock, including significant unobservable inputs:

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	• Time until future exit event (years)	• 0.0 - 0.4
		• Probability of abaloparatide coming to market	• 65% - 75%
		• Discount rate	• 20% - 40%
		• Long-term revenue growth rate(1)	• 2% - 117%
		• Long-term pre-tax operating margin(2)	• 13% - 79%
		• Discount for lack of marketability	• 10% - 36%
	Market Comparable Companies	• Revenue multiple(3)	• 3.2 - 8.0
(1)
Estimated long-term revenue growth rate has the above range and an average of approximately 27% over 16 revenue years.

(2)
Estimated long-term pretax operating margin has the above range after achieving positive pretax operating margin and an average of approximately 68% for 17 years.

(3)
Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company's preferred stock.

As of December 31, 2013, the warrant liability and stock liability have fair values of $1.9 million and $5.3 million, respectively. Changes in the significant unobservable inputs used in the fair value measurements of the Company's common stock and preferred stock in isolation would result in a significantly different fair value measurement of the stock asset, stock liability, warrant liability and other liability. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pre-tax operating margin and estimated fair value measurement of the Company's common stock and preferred stock.

The following table provides a roll forward of the fair value of the assets, where fair value is determined using Level 3 inputs (in thousands):

Balance at January 1, 2012	$3,379
Expense recognized	(4,080)
Additions	398
Change in fair value	710

Balance at December 31, 2012	$407
Expense recognized	(313)
Additions	86
Change in fair value	(180)

Balance at December 31, 2013	$—

The following table provides a roll forward of the fair value of the liabilities, where fair value is determined using Level 3 inputs (in thousands):

Balance at January 1, 2012	$10,920
Additions	11,763
Change in fair value	2,779

Balance at December 31, 2012	$25,462
Issuance of shares of Series A-6	(23,168)
Additions-accrued shares of Series A-6	12,890
Additions-warrants	1,356
Change in fair value	(9,267)

Balance at December 31, 2013	$7,273

Additions represent the value of the asset or liability for additional accrued shares of stock issuable to Nordic for services rendered in connection with the Company's Phase 3 clinical study of Abaloparatide-SC and Phase 2 clinical study of Abaloparatide-TD (see note 13), as well as the value of any new warrants issued during the period. The issuance of shares of Series A-6 represent the release in the quarterly stock dividends of Series A-6 accrued under the Nordic Work Statements as of December 31, 2013 (see note 13).

The fair value of the Company's note payable is determined using current applicable rates for similar instruments as of the balance sheet date. The carrying value of the Company's note payable approximated its fair value as of December 31, 2013, as the Company's interest rate is near current market rates. The fair value of the Company's notes payable was determined using Level 3 inputs.